Business combination - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Revenue	₩ 68,986,938	₩ 73,459,408	₩ 77,056,549
Profit (loss)	₩ 527,023	₩ 1,005,276	₩ 1,846,059
PT Prime Agri Resources (formerly PT Sampoerna Agro) [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	65.70%
Assumed Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Revenue	₩ 553,167
Profit (loss)	93,366
Actual Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Revenue	95,989
Profit (loss)	₩ 12,296